Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic earnings per common share:
Net income available to shareholders	$ (2,372)	$ 1,766	$ 1,919	$ 2,101	$ 1,988	$ 1,884	$ 1,412	$ 1,998	$ 3,414	$ 7,282	$ 8,599
Basic earnings per share (in dollars per share)	$ (0.41)	$ 0.30	$ 0.33	$ 0.36	$ 0.34	$ 0.32	$ 0.24	$ 0.34	$ 0.59	$ 1.24	$ 1.46
Diluted earnings per common share:
Net income available to shareholders	$ (2,372)	$ 1,766	$ 1,919	$ 2,101	$ 1,988	$ 1,884	$ 1,412	$ 1,998	$ 3,414	$ 7,282	$ 8,599
Average shares outstanding (in shares)									5,826,346	5,864,153	5,884,984
Effect of dilutive stock options (in shares)									5,284	0	0
Average shares outstanding including dilutive stock options (in shares)									5,831,630	5,864,153	5,884,984
Diluted earnings per share (in dollars per share)	$ (0.41)	$ 0.30	$ 0.33	$ 0.36	$ 0.34	$ 0.32	$ 0.24	$ 0.34	$ 0.59	$ 1.24	$ 1.46